LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASES
Weighted average lease term (in years)	2 years 9 months 18 days	4 years 3 months 18 days
Interest expense on lease liabilities	$ 51	$ 27
Total cash outflow for leases	625	684
Balance as of beginning	2,154	2,074
Addition	(214)	126
Disposal		(26)
Modification	49
Rent deposits	(6)	(20)
Balance as of ending	1,983	2,154
Gross carrying amount
LEASES
Balance as of beginning	2,570	2,420
Addition	305	745
Disposal		(575)
Modification	49
Rent deposits	(6)	(20)
Balance as of ending	2,918	2,570
Accumulated depreciation and amortisation
LEASES
Balance as of beginning	(416)	(346)
Addition	(519)	(619)
Disposal		549
Balance as of ending	$ (935)	$ (416)
Minimum
LEASES
Discount rate (in percent)	0.37%
Maximum
LEASES
Discount rate (in percent)	8.50%